Note 4 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Goodwill [Table Text Block]
December 31, 2015
Balance as of December 31, 2014	$-
Add: Goodwill from acquisition	470
Goodwill adjustment	(255)
Balance as of December 31, 2015	$215

Schedule of Finite-Lived Intangible Assets [Table Text Block]
				December 31, 2015			December 31, 2014
	Amortization Period (Years)			Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Acquired identifiable intangibles:
Customer relationships	1	-	9	$5,920	$(3,547)	$2,373	$3,420	$(3,420)	-
Developed technology	4	-	6	14,100	(11,976)	2,124	11,800	(11,800)	-
Tradename	2	-	4	610	(533)	77	510	(510)	-
Backlog		1		100	(46)	54	-	-	-
Patent	7	-	10	1,800	(1,400)	400	1,400	(1,400)	-
Other acquired intangibles		4		255	(255)	-	255	(255)	-
Total				$22,785	$(17,757)	$5,028	$17,385	$(17,385)	-

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending December 31,
2016	805
2017	728
2018	701
2019	701
2020	701
2021 and Thereafter	1,392
Total future amortization expense	$5,028